MASTER TRUST (Tables) - John Deere Savings and Investment Plan	12 Months Ended
Oct. 31, 2025
Master Trust
Schedule of Master Trust Net Assets and the Plan's Interest in the Master Trust Net Assets

The Master Trust net assets and the Plan’s interest in the Master Trust net assets at October 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Master Trust	Plan’s Interest in Master Trust	Master Trust	Plan’s Interest in Master Trust

Noninterest-Bearing Cash	$1,055	$1,015	$640	$640

Blended Interest Fund at Contract Value	315,568	250,080	363,818	287,441

Deere & Company Common Stock	1,153,114	899,582	1,113,403	875,487
Common Collective Trust Funds	12,511,036	10,861,475	10,460,085	9,100,412
Mutual Funds	104,965	94,254	95,623	84,290
U.S. Equity Securities	15,836	13,428	7,735	6,988
Fidelity BrokerageLink Accounts	827,071	766,829	679,261	631,685
Total Investments at Fair Value	14,612,022	12,635,568	12,356,107	10,698,862

Receivables	7,649	6,034	7,362	5,842

Total Assets	14,936,294	12,892,697	12,727,927	10,992,785

Liabilities	11,303	8,934	10,076	7,984

Net Assets	$14,924,991	$12,883,763	$12,717,851	$10,984,801

Schedule of Net Investment Income of the Master Trust and the Plan's Interest

The net investment income of the Master Trust and the Plan’s interest for the year ended October 31, 2025 consisted of the following:

	Master Trust	Plan’s Interest in Master Trust
Net appreciation	$2,429,986	$2,112,960
Interest and dividends	74,384	64,974
Net investment income	$2,504,370	$2,177,934

Schedule of Master Trust's Investments Measured at Fair Value

The following tables set forth by level within the fair value hierarchy a summary of the Master Trust’s investments measured at fair value on a recurring basis at October 31, 2025 and 2024. There were no unfunded commitments or redemption restrictions for the Common Collective Trust Funds at October 31, 2025 and 2024.

	Master Trust Investments
	Fair Value Measurements
	at October 31, 2025

	Level 1	Level 2	Level 3	Total

Deere & Company Common Stock	$1,153,114			$1,153,114
Mutual Funds	104,965			104,965
U.S. Equity Securities	15,836			15,836
Fidelity BrokerageLink Accounts	827,071			827,071
Total Investments	$2,100,986			$2,100,986

Common Collective Trust Funds Measured at
Net Asset Value				$12,511,036

Total Investments at Fair Value				$14,612,022

	Master Trust Investments
	Fair Value Measurements
	at October 31, 2024

	Level 1	Level 2	Level 3	Total

Deere & Company Common Stock	$1,113,403			$1,113,403
Mutual Funds	95,623			95,623
U.S. Equity Securities	7,735			7,735
Fidelity BrokerageLink Accounts	679,261			679,261
Total Investments	$1,896,022			$1,896,022

Common Collective Trust Funds Measured at
Net Asset Value				$10,460,085

Total Investments at Fair Value				$12,356,107